Financial risk management (Details) $ / shares in Units, € in Thousands, $ in Millions		1 Months Ended	12 Months Ended
	Dec. 22, 2017 EUR (€)	Jun. 30, 2020 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 EUR (€) $ / shares	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Financial risk
Percentage of revenue generated			32.00%		31.30%
Proceeds from issuance of long-term debt					€ 5,000	€ 529
Eurozone
Financial risk
Percentage of revenue generated			36.10%
Eurozone | Foreign exchange risk
Financial risk
Revenue invoiced (as a percent)			61.00%		68.00%	62.00%
voxeljet America
Financial risk
Amount borrowed by affiliate			€ 7,900	€ 7,900	€ 7,400		$ 9.0	$ 9.0
Increase/decrease in designated risk component (as a percent)			10.00%	10.00%	10.00%		10.00%	10.00%
Loss due to relative change			€ 700		€ 700
Gain due to relative change			900		€ 800
EIB-Tranche A
Financial risk
Proceeds from issuance of long-term debt	€ 10,000
Increase/decrease of the price per ADR | $ / shares				€ 1.00
Increase of derivative asset			326
Decrease of derivative asset			326
EIB-Tranche A | Interest rate risk
Financial risk
Proceeds from issuance of long-term debt	€ 10,000
EIB-Tranche B
Financial risk
Proceeds from issuance of long-term debt		€ 5,000
Increase/decrease of the price per ADR | $ / shares				€ 1.00
Increase of derivative liability			519
Decrease of derivative liability			€ 519
EIB-Tranche B | Interest rate risk
Financial risk
Proceeds from issuance of long-term debt		€ 5,000